Lines of Credit Payable	12 Months Ended
Dec. 31, 2016
Lines of Credit Payable [Member]
Line Of Credit Payable
Note 7 — Lines of Credit Payable

Lines of Credit Payable consisted of the following:

	December 31,	December 31,
	2016	2015
Due to casino operators	$45,417,314	$41,908,984

Due to casino operators represents an advance of non-negotiable chips to Sang Heng, Sang Lung and Bao Li Gaming and are interest free, renewable monthly and advances of commission income.

On December 12, 2016, the first civil court of the Macao Special Administrative Region Court of First Instance publicly announced that Sang Heng were summoned by such court to respond to a request for bankruptcy filed by Galaxy Casino in connection with its desire to liquidate Sang Heng and Sang Lung. The outstanding balance for Sang Heng and Seng Lung as of December 31, 2016 was HKD312,000,000 (approximately $40.4 million) and is included in lines of credit payable in Consolidated Balance Sheet. The lines of credit for Sang Heng and Sang Lung are guaranteed by Mr. Lam or Mr. Vong and are secured by their personal checks and a deposit paid by Mr. Lam. Additionally, as a result of the default, the Company is subject to monthly interests of 1.5% (Note 8) and potential losses and expenses caused by the default.

On March 13, 2017, the court ruled in favor of Sang Heng (the defendant) in the case. However, on the same day, the court ruled in favor of plaintiff in the Sang Lung case. Our management, upon receipt of further legal advice, filed an appeal to the Macau First Instance Court. Currently, the bankruptcy procedures will be stopped and the court is awaiting for Galaxy Casino’s reply for Sang Lung appeal statement.

However, if the appeal is not successful, the plaintiff may claim the relevant credits against the debtors of Sang Lung which may equal the entire default of lines of credits in the amount of $26.4 million (HKD 204.8 million).  The debtors of Sang Lung include LINU, AGRL and AERL,Co. and the junket agents.

The casino operators have extended lines of credit totaling approximately $3,500,000 and $57,582,000 as of December 31, 2016 and 2015, respectively.  The lines of credit may be exceeded from time to time at the discretion of the casino operators.  The lines of credit for Bao Li Gaming and the Crown Australia Junket Operator are guaranteed by Mr. Lou and are secured by his personal checks.